Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth information concerning the compensation of our PEOs and NEOs for each of the fiscal years ended December 31, 2022 and 2021, and our financial performance for each such fiscal year.

Fiscal Year	SCT Total for Stanley E. Jacot PEO	SCT Total for Kevin Comcowich PEO	SCT Total for Matthew T. Plavan PEO	CAP to Stanley E. Jacot Jr. PEO (1)	CAP to Kevin Comcowich PEO (1)	CAP to Matthew T. Plavan PEO (1)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Loss (in thousands)
2022	$749,467	$208,088	—	$565,206	$145,945	—	$430,709	$318,669	$30	$(15,612)
2021	—	—	$1,606,004	—	—	$909,432	$451,126	$272,771	$59	$(16,134)

Named Executive Officers, Footnote [Text Block]
(1)
Non-PEO NEOs include Pam Haley, former Chief Financial Officer and Laura Pitlik, Chief Marketing Officer.
(2)
Non-PEO NEOs include Pam Haley, former Chief Financial Officer, Laura Pitlik, Chief Marketing Officer and Chris Cuvelier, former Chief Growth Officer.

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Compensation actually paid to our NEOs reflect the following adjustments for the fiscal years ended December 31, 2022 and 2021.
(2)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2020 (the last trading day before the 2021 fiscal year), and then valued again on each of December 31, 2021 (the last trading day of the 2021 fiscal year) and December 30, 2022 (the last trading day of the 2022 fiscal year), based on the closing price per share of the Company’s common stock as of such dates.

Adjustments to Determine Compensation "Actually Paid" to PEOs and NEOs

	2022			2021
Adjustments	Stanley E. Jacot Jr. PEO	Kevin Comcowich PEO	Average Non-PEO NEOs (1)	Matthew T. Plavan PEO	Average Non-PEO NEOs (2)
Deduct the amounts reported under the "Stock Awards" and "Option Awards" columns in the SCT.	$(249,506)	$(70,000)	$(97,809)	$(813,784)	$(211,437)
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	$65,245	$7,857	$17,581	—	$42,159
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	—	—	$(33,816)	—	$(10,234)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	—	—	—	—	—
Add (Deduct) the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	—	—	$2,004	(36,769)	$1,158
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered year.	—	—	—	—	—
Add the value of any dividends, dividend equivalents, or other earnings paid on stock or option awards that are not otherwise reflected in the fair value of such award or included in any other component of total compensation	—	—	—	$153,981	—
Total Adjustments	$(184,261)	$(62,143)	$(112,040)	$(696,572)	$(178,355)

(1)
Non-PEO NEOs include Pam Haley, former Chief Financial Officer and Laura Pitlik, Chief Marketing Officer.
(2)
Non-PEO NEOs include Pam Haley, former Chief Financial Officer, Laura Pitlik, Chief Marketing Officer and Chris Cuvelier, former Chief Growth Officer.

Non-PEO NEO Average Total Compensation Amount	$ 430,709	$ 451,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 318,669	272,771
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
Compensation actually paid to our NEOs reflect the following adjustments for the fiscal years ended December 31, 2022 and 2021.
(2)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2020 (the last trading day before the 2021 fiscal year), and then valued again on each of December 31, 2021 (the last trading day of the 2021 fiscal year) and December 30, 2022 (the last trading day of the 2022 fiscal year), based on the closing price per share of the Company’s common stock as of such dates.

Adjustments to Determine Compensation "Actually Paid" to PEOs and NEOs

	2022			2021
Adjustments	Stanley E. Jacot Jr. PEO	Kevin Comcowich PEO	Average Non-PEO NEOs (1)	Matthew T. Plavan PEO	Average Non-PEO NEOs (2)
Deduct the amounts reported under the "Stock Awards" and "Option Awards" columns in the SCT.	$(249,506)	$(70,000)	$(97,809)	$(813,784)	$(211,437)
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	$65,245	$7,857	$17,581	—	$42,159
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	—	—	$(33,816)	—	$(10,234)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	—	—	—	—	—
Add (Deduct) the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	—	—	$2,004	(36,769)	$1,158
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered year.	—	—	—	—	—
Add the value of any dividends, dividend equivalents, or other earnings paid on stock or option awards that are not otherwise reflected in the fair value of such award or included in any other component of total compensation	—	—	—	$153,981	—
Total Adjustments	$(184,261)	$(62,143)	$(112,040)	$(696,572)	$(178,355)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphs below display the relationship between compensation actually paid to the PEOs and the average compensation actually paid to the non-PEO NEOs and the Company’s total shareholder return ("TSR") (based on a fixed investment of $100 on December 31, 2020) and net loss for the years presented.

Cap vs TSR FY21 - FY22

Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Loss FY21 - FY22
Total Shareholder Return Amount	$ (30)	(59)
Net Income (Loss)	(15,612,000)	(16,134,000)
Stanley E. Jacot [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	749,467
PEO Actually Paid Compensation Amount	565,206
Kevin Comcowich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	208,088
PEO Actually Paid Compensation Amount	145,945
Matthew T. Plavan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,606,004
PEO Actually Paid Compensation Amount		909,432
PEO [Member] | Stanley E. Jacot [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(184,261)
PEO [Member] | Stanley E. Jacot [Member] | Deduct The Amounts Reported Under The "Stock Awards" And "Option Awards" Columns In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(249,506)
PEO [Member] | Stanley E. Jacot [Member] | Add The Year-end Fair Value Of Any Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,245
PEO [Member] | Kevin Comcowich [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,143)
PEO [Member] | Kevin Comcowich [Member] | Deduct The Amounts Reported Under The "Stock Awards" And "Option Awards" Columns In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,000)
PEO [Member] | Kevin Comcowich [Member] | Add The Year-end Fair Value Of Any Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,857
PEO [Member] | Matthew T. Plavan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(696,572)
PEO [Member] | Matthew T. Plavan [Member] | Deduct The Amounts Reported Under The "Stock Awards" And "Option Awards" Columns In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(813,784)
PEO [Member] | Matthew T. Plavan [Member] | Add (Deduct) The Change In Fair Value From The End Of The Prior Year To The Vesting Date For Awards Granted In Prior Years That Vest In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(36,769)
PEO [Member] | Matthew T. Plavan [Member] | Add the Dollar Value of Any Dividends, Dividend Equivalents, or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Reflected in the Fair Value of Such Award or Included in Any Other Component of Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		153,981
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,040)	(178,355)
Non-PEO NEO [Member] | Deduct The Amounts Reported Under The "Stock Awards" And "Option Awards" Columns In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,809)	(211,437)
Non-PEO NEO [Member] | Add The Year-end Fair Value Of Any Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,581	42,159
Non-PEO NEO [Member] | Add (Deduct) The Change In Fair Value As Of The End Of The Year (From The End Of The Prior Fiscal Year) Of Any Awards Granted In Prior Years That Are Outstanding And Unvested As Of The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,816)	(10,234)
Non-PEO NEO [Member] | Add the Amount of Change in Fair Value From the End of the Prior Fiscal Year to the Vesting Date for Awards Granted in Prior Years That Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,158
Non-PEO NEO [Member] | Add (Deduct) The Change In Fair Value From The End Of The Prior Year To The Vesting Date For Awards Granted In Prior Years That Vest In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,004